Short-term Investments (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)
Cash and Cash Equivalents [Abstract]
Purchases of shortterm investments	$ 95,010,000	¥ 682,969,884
Other Short-Term Investments	$ 5,939,403				¥ 42,298,644